UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 15, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:  $257,517

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103   9911     500225   SH         SOLE        48800       451425
Ametek, Inc.                         COM   031100100  13615     524925   SH         SOLE        54000       470925
Cathay Bancorp                       COM   149150104  12265     207877   SH         SOLE        21600       186277
Cendant                              COM   151313103  10664    1107900   SH         SOLE       121000       986900
Championship Auto                    COM   158711101   4944     235425   SH         SOLE        27700       207725
Chateau Communities                  COM   161739107  16912     555614   SH         SOLE        57000       498614
Cooper Industries                    COM   216669101  14488     315375   SH         SOLE        31300       284075
Dentsply Intl. Inc.                  COM   249030107  23495     600500   SH         SOLE        62000       538500
Dover Downs Entertainment, Inc.      COM   260086103   2199     196600   SH         SOLE         9000       187600
Equity Office Properties Trust       COM   294741103  14272     437450   SH         SOLE        39900       397550
Federal Home Loan Mtg. Corp.         COM   313400301  18578     269740   SH         SOLE        27300       242440
GBC Bancorp                          COM   361475106   6913     180150   SH         SOLE        12100       168050
GPU, Inc.                            COM   36225X100   8187     222400   SH         SOLE        17000       205400
H&R Block                            COM   093671105   8534     206250   SH         SOLE        28000       178250
International Speedway Corp.'A       COM   460335201   9970     262364   SH         SOLE        29428       232936
Littelfuse, Inc.                     COM   537008104  10852     379100   SH         SOLE        35400       343700
MCN Energy Group                     COM   55267J100   3635     131300   SH         SOLE         4300       127000
Mercury General Corp.                COM   589400100  20973     478025   SH         SOLE        48800       429225
Mestek, Inc.                         COM   590829107   4934     295675   SH         SOLE        36300       259375
National Golf Properties, Inc.       COM   63623G109  18521     900725   SH         SOLE        89500       811225
Northeast Utilities                  COM   664397106   3007     124000   SH         SOLE         7800       116200
Post Properties, Inc.                COM   737464107   6304     167837   SH         SOLE        18300       149537
Simione Central                      COM   828654301    163      50342   SH         SOLE         6186        44156
Speedway Motorsports                 COM   847788106   3440     143350   SH         SOLE        13100       130250
Sun Communities                      COM   866674104   7015     209410   SH         SOLE        21700       187710
Washington Post                      COM   939640108   3726       6040   SH         SOLE          500         5540